Line of Credit	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Line of Credit

(9) Line of Credit

The Company has a $100,000 credit line personally secured by the guaranty of the Company’s Chief Executive Officer. Of the $100,000, $77,464 was owed pursuant to the line of credit (inclusive of interest at 5%) at June 30, 2013 and the remaining $22,536 is available under such line. The Company’s Chief Executive Officer established a $220,000 personal line of credit with a bank, which he has made available to the Company to utilize. At June 30, 2013, the entire $220,000 was borrowed and, subsequently, paid back prior to the filing date of this Form 10-Q. These loans are included current portion of notes payable.